                                  NATIONWIDE(R)
                                    FIDELITY
                                     ADVISOR
                                    VARIABLE
                                     ACCOUNT


                                  Annual Report

                                    [GRAPHIC]



                                    FIDELITY
                                     ADVISOR
                                    ANNUITIES


                                December 31, 1996

                                     [LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

                                     [PHOTO]

                               PRESIDENT'S MESSAGE


On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide Fidelity Advisor Variable Account.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996


ASSETS:
  Investments at market value:
    Fidelity Advisor Annuity Government Investment Fund (FAAGvInv)
       1,869,588 shares (cost $20,563,268) .......................   $ 20,060,680
    Fidelity Advisor Annuity Growth Opportunities Fund (FAAGrOpp)
       24,875,768 shares (cost $322,601,532) .....................    383,086,825
    Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
       7,450,140 shares (cost $88,628,848) .......................     91,040,712
    Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr)
       8,434,144 shares (cost $93,504,258) .......................    103,149,577
    Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
       29,940,523 shares (cost $29,940,523) ......................     29,940,523
    Fidelity Advisor Annuity Overseas Fund (FAAOSeas)
       3,775,845 shares (cost $42,399,385) .......................     45,196,866
    Fidelity VIP - High Income Portfolio (FidVIPHI)
       13,449 shares (cost $167,006) .............................        168,388
    Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
       1,414,117 shares (cost $1,414,117) ........................      1,414,117
    Fidelity VIP - Overseas Portfolio (FidVIPOv)
       12,249 shares (cost $226,202) .............................        230,774
    Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
       8,006 shares (cost $98,408) ...............................         97,996
                                                                      -----------
         Total investments .......................................    674,386,458

  Accounts Receivable ............................................         10,433
                                                                      -----------
         Total assets ............................................    674,396,891
                                                                      ===========
CONTRACT OWNERS' EQUITY ..........................................   $674,396,891
                                                                      ===========



Contract owners' equity represented by:                      Units       Unit Value
                                                             -----       ----------
Fidelity Advisor Annuity Classic contracts:
 Fidelity Advisor Annuity Government Investment Fund:

    Tax qualified ...................................       87,766       $11.558317     $  1,014,427
    Non-tax qualified ...............................       41,334        11.558317          477,751

 Fidelity Advisor Annuity Growth Opportunities Fund:
    Tax qualified ...................................    1,299,987        15.270633       19,851,624
    Non-tax qualified ...............................    1,303,197        15.270633       19,900,643

 Fidelity Advisor Annuity High Yield Fund:
    Tax qualified ...................................      250,228        13.295788        3,326,978
    Non-tax qualified ...............................      222,178        13.295788        2,954,032

 Fidelity Advisor Annuity Income & Growth Fund:
    Tax qualified ...................................      427,514        12.206048        5,218,256
    Non-tax qualified ...............................      372,756        12.206048        4,549,878

 Fidelity Advisor Annuity Money Market Fund:
    Tax qualified ...................................       85,401        10.790682          921,535
    Non-tax qualified ...............................       70,953        10.790682          765,631

 Fidelity Advisor Annuity Overseas Fund:
    Tax qualified ...................................      177,086        12.115241        2,145,440
    Non-tax qualified ...............................      151,077        12.115241        1,830,334

 Fidelity VIP - High Income Portfolio:
    Non-tax qualified ...............................        1,976        10.223564           20,202

 Fidelity VIP - Overseas Portfolio:
    Tax qualified ...................................          290        10.520251            3,051
    Non-tax qualified ...............................          114        10.520251            1,199

Fidelity Advisor Annuity Select contracts:

 Fidelity Advisor Annuity Government Investment Fund:
    Tax qualified ...................................      598,689        11.535024        6,905,892
    Non-tax qualified ...............................    1,011,100        11.535024       11,663,063

 Fidelity Advisor Annuity Growth Opportunities Fund:
    Tax qualified ...................................    6,415,213        15.239855       97,766,916
    Non-tax qualified ...............................   16,114,264        15.239855      245,579,047

 Fidelity Advisor Annuity High Yield Fund:
    Tax qualified ...................................    1,803,678        13.269007       23,933,016
    Non-tax qualified ...............................    4,584,342        13.269007       60,829,666

 Fidelity Advisor Annuity Income & Growth Fund:
    Tax qualified ...................................    2,291,575        12.181451       27,914,709
    Non-tax qualified ...............................    5,374,512        12.181451       65,469,355

 Fidelity Advisor Annuity Money Market Fund:
    Tax qualified ...................................      966,655        10.768919       10,409,829
    Non-tax qualified ...............................    1,656,190        10.768919       17,835,376

 Fidelity Advisor Annuity Overseas Fund:
    Tax qualified ...................................      998,224        12.090800       12,069,327
    Non-tax qualified ...............................    2,411,166        12.090800       29,152,926



 Fidelity VIP - High Income Portfolio:
    Tax qualified ...................................        2,287        10.221866           23,377
    Non-tax qualified ...............................       12,210        10.221866          124,809

 Fidelity VIP - Money Market Portfolio:
    Tax qualified ...................................       77,545        10.063199          780,351
    Non-tax qualified ...............................       62,978        10.063199          633,760

 Fidelity VIP - Overseas Portfolio:
    Tax qualified ...................................        4,339        10.518503           45,640
    Non-tax qualified ...............................       17,196        10.518503          180,876

 Fidelity VIP-II - Investment Grade Bond Portfolio:
    Tax qualified ...................................        8,008        10.059105           80,553
    Non-tax qualified ...............................        1,732        10.059105           17,422
                                                           -------        ---------      -----------
                                                                                       $ 674,396,891
                                                                                         ===========





































See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1996 and 1995


                                                                  1996            1995
                                                              -----------     -----------
Investment activity:
   Reinvested capital gains and dividends ...............    $ 11,357,337       5,253,187
   Mortality, expense and administration charges (note 2)      (7,056,063)     (1,324,577)
                                                              -----------     -----------
         Net investment activity ........................       4,301,274       3,928,610
                                                              -----------     -----------

   Proceeds from mutual fund shares sold ................      45,891,295      10,325,387
   Cost of mutual fund shares sold ......................     (44,457,369)    (10,182,494)
                                                              -----------     -----------
      Realized gain (loss) on investments ...............       1,433,926         142,893
   Change in unrealized gain (loss) on investments ......      62,292,552      12,550,359
                                                              -----------     -----------
      Net gain (loss) on investments ....................      63,726,478      12,693,252
                                                              -----------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ............      68,027,752      16,621,862
                                                              -----------     -----------
Equity transactions:
   Purchase payments received from contract owners ......     326,836,927     286,274,311
   Redemptions ..........................................     (20,699,510)     (2,222,588)
   Annual contract maintenance charge (note 2) ..........         (54,534)           (251)
   Contingent deferred sales charges (note 2) ...........        (402,606)        (29,016)
   Adjustments to maintain reserves .....................          36,535           8,009
                                                              -----------     -----------
         Net equity transactions ........................     305,716,812     284,030,465
                                                              -----------     -----------

Net change in contract owners' equity ...................     373,744,564     300,652,327
Contract owners' equity beginning of period .............     300,652,327              --
                                                              -----------     -----------
Contract owners' equity end of period ...................    $674,396,891     300,652,327
                                                             ============     ===========



See accompanying notes to financial statements.

                 NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS
                          December 31, 1996 and 1995


(1) Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in any of the following:

         Funds of Fidelity Advisor Annuity Fund;

            Fidelity Advisor Annuity Government Investment Fund (FAAGvInv) Fidelity Advisor Annuity Growth Opportunities Fund (FAAGrOpp) Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
            Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr) Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
            Fidelity Advisor Annuity Overseas Fund (FAAOSeas)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
            VIP);

            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolio of the Fidelity Variable Insurance Products Funds II
          (Fidelity VIP-II);

            Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 amounts have been reclassified to conform with the current year presentation.

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and
(b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculations equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3) Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

          -  Beginning unit value - Jan. 1

          -  Reinvested dividends and capital gains
             (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual funds.)

          -  Unrealized gain (loss)
             (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          -  Contract charges
             (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

          -  Ending unit value - Dec. 31

          -  Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

===============================================================================

                                                                   SCHEDULE I

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                   FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS
                       TAX QUALIFIED and NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1996 AND 1995



                                  FAAGvInv     FAAGrOpp     FAAHiYld     FAAIncGr     FAAMyMkt    FAAOSeas    FidVIPHI     FidVIPOv
                                  --------     --------     --------     --------     --------    --------    --------     --------
1996***
Beginning unit value - Jan. 1   $11.504795    13.082083    11.858324    11.245581    10.385538   10.868973   10.000000    10.000000
-----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
  and dividends                    .563863      .049986      .941213      .050277      .544367     .382665     .000000      .000000
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)            (.362149)    2.319799      .660145     1.059477      .000000    1.013511     .245224      .542388
-----------------------------------------------------------------------------------------------------------------------------------
Contract charges                  (.148192)    (.181235)    (.163894)    (.149287)    (.139223)   (.149908)   (.021660)    (.022137)
-----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31     $11.558317    15.270633    13.295788    12.206048    10.790682   12.115241   10.223564    10.520251
-----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
  in unit value* (a)                  0%         17%          12%           9%           4%         11%         2%(b)        5%(b)
===================================================================================================================================
1995
Beginning unit value - Jan. 1   $10.000000    10.000000    10.000000    10.000000    10.000000   10.000000        **          **
-----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
  and dividends                    .562856      .177745      .424612      .217242      .517389     .059248
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)            1.081135     3.053458     1.576049     1.165103      .000000     .944343
-----------------------------------------------------------------------------------------------------------------------------------
Contract charges                  (.139196)    (.149120)    (.142337)    (.136764)    (.131851)   (.134618)
-----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31     $11.504795    13.082083    11.858324    11.245581    10.385538   10.868973
-----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
  in unit value* (a)                15%          31%          19%          12%           4%          9%
===================================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
     (b) This investment option was not being utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.


===============================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                    FIDELITY ADVISOR ANNUITY SELECT CONTRACTS
                       TAX QUALIFIED and NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1996 AND 1995



                        FAAGvInv   FAAGrOpp   FAAHiYld   FAAIncGr   FAAMyMkt   FAAOSeas   FidVIPHI  FidVIPMMkt  FidVIPOv FidVIPIGBd
                        --------   --------   --------   --------   --------   --------   --------  ----------  -------- ----------
1996
Beginning unit value
 - Jan. 1             $11.493314  13.069019  11.846502  11.234358  10.375160  10.858102  10.000000  10.000000  10.000000  10.000000
-----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital
 gains and dividends     .562746    .049931    .939358    .050222    .543536    .381915    .000000    .086432    .000000    .000000
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)  (.361605)  2.315879    .659472   1.057486    .000000   1.012051    .245200    .000000    .542354    .082415
-----------------------------------------------------------------------------------------------------------------------------------
Contract charges        (.159431)  (.194974)  (.176325)  (.160615)  (.149777)  (.161268)  (.023334)  (.023233)  (.023851)  (.023310)
-----------------------------------------------------------------------------------------------------------------------------------
Ending unit value
 - Dec. 31            $11.535024  15.239855  13.269007  12.181451  10.768919  12.090800  10.221866  10.063199  10.518503  10.059105
-----------------------------------------------------------------------------------------------------------------------------------
Percentage increase
 (decrease) in unit
  value* (a)               0%        17%        12%         8%         4%        11%         2%(b)      1%(b)      5%(b)      1%(b)
===================================================================================================================================
1995
Beginning unit value
 - Jan. 1             $10.000000  10.000000  10.000000  10.000000  10.000000  10.000000        **         **         **         **
-----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital
 gains and dividends     .562307    .177572    .424198    .217030    .517131    .059190
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)  1.080916   3.052053   1.575576   1.164620    .000000    .943888
-----------------------------------------------------------------------------------------------------------------------------------
Contract charges        (.149909)  (.160606)  (.153272)  (.147292)  (.141971)  (.144976)
-----------------------------------------------------------------------------------------------------------------------------------
Ending unit value
 - Dec. 31            $11.493314  13.069019  11.846502  11.234358  10.375160  10.858102
-----------------------------------------------------------------------------------------------------------------------------------
Percentage increase
 (decrease) in unit
  value* (a)              15%        31%        18%        12%         4%         9%
===================================================================================================================================

*  An annualized rate of return cannot be determined as:
   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
   (b) This investment option was not being utilized for the entire year indicated.
** This investment option was not being utilized or was not available.







See note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Fidelity Advisor Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the two year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                       KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                   [GRAPHIC] FIDELITY [GRAPHIC] INVESTMENTS(R)

         Nationwide Life Insurance Company. Home Office: Columbus, Ohio

   Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered. Variable annuities involve investment risk, including the possible loss of principal.

             Nationwide(R) is a registered federal service mark of
                      Nationwide Mutual Insurance Company.